Prepayment and Other Current Assets, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Opening balance	$ 2,196	$ 2,257
Provision for expected credit losses	82		2,263
Reversal of expected credit losses	(2,230)
Writing off against other receivables	(82)
Foreign exchange adjustment	34	(61)	(6)
Ending balance		$ 2,196	$ 2,257